Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Capital Structure
The capital structure of the Group consists of debts (which includes the borrowings, lease liabilities and trade and other payables, less cash and bank balances) and equity attributable to equity holders of the parent (comprising issued capital and reserves).

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000

Loans and borrowings (current and non-current) (Note 28(b))	2,016,092	2,055,046	290,052
Lease liabilities (current and non-current) (Note 27)	—	60,007	8,469
Other liabilities (current and non-current) (Note 28(a))	48	—	—
Trade and other payables (current and non-current) (Note 24)	7,191,134	8,644,393	1,220,081
Less: Cash and bank balances (Note 18)	(6,128,522)	(6,390,918)	(902,023)

Net debts	3,078,752	4,368,528	616,579
Equity attributable to equity holders of the parent	8,395,849	8,767,529	1,237,460

Total capital and net debts	11,474,601	13,136,057	1,854,039